PROPERTY, PLANT, AND EQUIPMENT (Tables) - Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

					Buildings,
			Machinery		leasehold
	Furniture and	Office	and	Auto and	improvements,	Construction in
	fixtures	equipment	equipment	trucks	and land	Progress	Total
Cost
As of January 1, 2020	$923,391	$312,486	$1,871,195	$130,298	$17,732,014	$17,146,625	$38,116,009
As of December 31, 2020	$1,075,916	$509,355	$6,733,139	$189,551	$45,641,170	$18,600,528	$72,749,659
As of December 31, 2021	$2,830,633	$4,488,246	$18,992,318	$1,021,291	$161,994,300	$95,853,330	$285,180,118

Accumulated Depreciation
As of January 1, 2020	$94,140	$41,736	$118,375	$13,978	$694,919	$–	$963,148
As of December 31, 2020	$276,450	$142,822	$360,674	$54,104	$2,811,529	$–	$3,645,579
As of December 31, 2021	$589,608	$457,477	$1,809,223	$219,632	$6,882,012	$–	$9,957,952

Net book value
As of January 1, 2020	$829,251	$270,750	$1,752,820	$116,320	$17,037,095	$17,146,625	$37,152,861
As of December 31, 2020	$799,466	$366,533	$6,372,465	$135,447	$42,829,641	$18,600,528	$69,104,080
As of December 31, 2021	$2,241,025	$4,030,769	$17,183,095	$801,659	$155,112,288	$95,853,330	$275,222,166

Schedule of depreciation and amortization expense

	Year Ended
	December 31,	December 31,
	2021	2020
	$	$
Cost of goods sold	5,078,179	1,965,243
Expenses	1,920,905	829,745
Total depreciation relating to PPE	6,999,084	2,794,988